Note 15 - Derivative Financial Instruments - Derivatives Not Designated as Hedging Instruments by Account Type (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Derivatives	$ 177,998
Interest rate swap contracts	16,631	240,181
Total derivative liabilities	$ 194,629	$ 240,181